Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Liabilities
6.	Accrued Liabilities
Accrued liabilities consist of the following:

	As of December 31,
	2024	2025
Administrative expenses	78,592	171,552
Vessel operating and voyage expenses	3,291,428	4,024,434

Total	3,370,020	4,195,986